UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4503

Tax-Free Trust of Arizona
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end:  06/30/10

Date of reporting period:  12/31/11

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
December 31, 2011

A tax-free income investment

Serving Arizona Investors For More Than 25 Years Tax-Free Trust of Arizona “Know Your Destination”

February, 2012

Dear Fellow Shareholder:

     With all the turmoil going on in the financial markets lately, many people are asking themselves, “Just where should I put my money?”

     While that would appear to be an important question to ask, we believe a more prudent question is, “What are you saving for?”

     If it were possible to know in advance just when to buy or sell a security to maximize profit, constantly switching your investment vehicle, trying to capture the latest trend, could very well be uncomplicated. Unfortunately, “timing” the market with any degree of consistency is nearly impossible.

     We have generally found that for the average investor switching continuously from one security to another in the management of his/her investment portfolio tends to be fruitless. Indeed, it may often prove to be an ill-advised exercise. With the degree of volatility inherent in the markets, missing an upturn or downturn could adversely affect your performance.

     We believe the most practical way for you to invest is to focus on your goals, your time frame for achieving these goals, and your risk tolerance, instead of concentrating on what the market is or isn’t doing on a short-term basis.

     As an investor in Tax-Free Trust of Arizona, we think it’s important for you to focus on your ultimate destination – capital preservation and tax-free income – the key objective of your Trust.

     Since there may be many twists and turns on the road to financial health, what steps can you take to increase your odds of reaching your final destination safely?

•	Get assistance, if you need it – a financial professional can help answer your questions and get you going in the right direction.

•	Develop a map – where are you now? Where do you want to be? How long do you want to take to get there?

•	Make a plan and stick to it.

•	Periodically visit with your financial advisor to discuss your ongoing goals and circumstances.

•	Develop an asset allocation model – in other words, diversify and don’t put all of your eggs in one basket.

NOT A PART OF THE SEMI-ANNUAL REPORT

•	Rebalance your portfolio periodically in line with your goals and timeline.

•	Stay focused on the long-term. You won’t stress about the little bumps along the way as long as you are sure you are on the right road.

     But, there is more to investing in Tax-Free Trust of Arizona than just capital preservation. If keeping what you have were your only objective, your piggy bank could serve as just an appropriate depository.

     Therefore, it should come as no surprise that another benefit that you gain from being an investor in Tax-Free Trust of Arizona is monthly double tax-free income.

     To use an analogy, people who buy the Trust probably wouldn’t buy a cow hoping to sell it when its market price increases at some future date. They would buy the cow and keep it for its continuing stream of milk. In the case of Tax-Free Trust of Arizona, the continuing stream is in the form of tax-free dividends.

     If capital preservation and tax-free income is your destination, your investment in Tax-Free Trust of Arizona puts you on a path with a fund that seeks this investment objective. As long as your financial plan is a sound one and is in line with your goals, it may be best not to get off the road looking for a short-cut. Chances are, you just may get lost.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (21.6%)	and Fitch	Value

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement
	District
$2,168,000	6.250%, 01/01/29	NR/A-/NR	$2,262,004
	Bullhead City Parkway Improvement District
645,000	6.100%, 01/01/12	A3/NR/NR	645,000
	Coconino & Yavapai Counties Joint Unified School
	District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,110,070
	Flagstaff Improvement District (Aspen Place Sawmill)
1,610,000	5.000%, 01/01/32	Aa3/NR/NR	1,610,708
	Gila Co. Unified School District No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	434,056
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,114,250
	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	Aa3/A/NR	335,425
	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A/NR	749,868
	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-/NR	1,082,310
	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-/NR	3,069,930
	Graham Co. Unified School District No. 4 (Thatcher)
400,000	4.750%, 07/01/12 AGMC Insured	Aa3/NR/NR	407,732
	Greenlee Co. School District No. 18 (Morenci)
200,000	5.000%, 07/01/13	Baa1/NR/NR	207,054
	Maricopa Co. Elementary School District No. 8
	(Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	1,064,164
	Maricopa Co. Elementary School District No. 38
	(Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa2/A+/NR	791,882
	Maricopa Co. Elementary School District No. 68
	(Alhambra)
3,000,000	5.500%, 07/01/14 AGMC Insured	Aa3/NR/NR	3,272,820

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Maricopa Co. High School District No. 210 (Phoenix
	Union)
$2,245,000	5.000%, 07/01/23 AGMC Insured (pre-refunded)	Aa2/AA/NR	$2,491,030
	Maricopa Co. Unified School District No. 24
	(Gila Bend)
670,000	5.500%, 07/01/22	NR/NR/NR*	640,627
	Maricopa Co. Unified School District No. 48
	(Scottsdale)
1,970,000	4.000%, 07/01/14	Aa1/AA/NR	2,113,909
650,000	3.000%, 07/01/15	Aa1/AA/NR	691,236
500,000	4.000%, 07/01/16	Aa1/AA/NR	561,235
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,633,830
1,500,000	4.000%, 07/01/31	Aa1/AA/NR	1,508,250
	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG FGIC Insured	NR/A+/NR	2,647,149
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured	NR/A+/AA-	1,391,507
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,690,035
	Maricopa Co. Unified School District No. 90
	(Saddle Mountain)
1,200,000	5.000%, 07/01/13	Baa1/NR/A-	1,215,072
1,000,000	5.125%, 07/01/25 AGMC Insured	Aa3/AA-/NR	1,081,530
	Maricopa Co. Unified School District No. 95
	(Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	531,555
	Mesa, Arizona
505,000	4.250%, 07/01/23 NPFG FGIC Insured	Aa2/AA/NR	542,017
	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA-/NR	1,319,525
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/AA-/NR	1,102,910
	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,385,525
	Navajo Co. Unified School District No. 6
	(Heber-Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AA-/NR	579,285

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Navajo Co. Unified School District No. 10 (Show Low)
$500,000	5.250%, 07/01/15 FGIC-NPFG Insured	NR/NR/NR*	$548,650
	Phoenix, Arizona
1,000,000	6.250%, 07/01/16	Aa1/AAA/NR	1,227,420
1,240,000	6.250%, 07/01/17	Aa1/AAA/NR	1,572,432
580,000	5.375%, 07/01/20	Aa1/AAA/NR	592,632
420,000	5.375%, 07/01/20 (pre-refunded)	Aa1/NR/NR	430,550
	Pima Co. Unified School District No.1 (Tucson)
270,000	4.000%, 07/01/24	Aa2/NR/AA-	289,364
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA-/NR	1,622,355
	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,361,288
	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA-/NR	1,098,760
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,094,380
	Pima Co. Unified School District No. 10
	(Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	766,976
	Pinal Co. Elementary School District No. 4
	(Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	Aa3/AA-/NR	1,042,660
	Pinal Co. High School District No. 82 (Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	692,205
	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG FGIC Insured	NR/A/NR	1,544,925
	Pinal Co. Unified School District No. 44 (J. O. Combs)
500,000	5.000%, 07/01/28	NR/A/NR	528,910
	Prescott Valley Sewer Collection Improvement District
41,000	7.900%, 01/01/12	NR/A/NR	41,000
	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/32	A3/BBB/A-	1,483,185
	Show Low Improvement District No. 6
850,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	850,629

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Tempe, Arizona
$2,595,000	4.000%, 07/01/22	Aa1/AAA/AAA	$2,942,003
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,091,790
	Tempe Improvement District (Pier Town Lake)
1,500,000	5.000%, 01/01/29	Aa3/NR/NR	1,602,225
	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	Aa3/NR/NR	851,930
	Total General Obligation Bonds		64,559,769

	Revenue Bonds (75.8%)

	Airport Revenue Bonds (2.3%)
	Phoenix Civic Improvement Corp. Airport Revenue
	Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,148,920
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,128,000
2,200,000	5.250%, 07/01/27 AMT, NPFG FGIC Insured	Aa3/AA-/NR	2,209,130
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,070,640
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,258,896
	Total Airport Revenue Bonds		6,815,586

	Basic Service Revenue Bonds (18.7%)
	Arizona School Facilities Board Revenue Bonds
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR/NR*	1,126,770
	Arizona State Lottery Revenue
3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA-/NR	3,282,810
	Arizona Transportation Board Revenue Bonds
1,000,000	5.250%, 07/01/24	Aa1/AAA/NR	1,120,330
2,550,000	5.000%, 07/01/28	Aa1/AAA/NR	2,828,052
500,000	5.250%, 07/01/32	Aa2/AA+/NR	560,690
3,755,000	5.000%, 07/01/33	Aa1/AAA/NR	4,056,789
	Casa Grande Excise Tax Revenue Bonds
440,000	5.200%, 04/01/17 NPFG Insured	Baa2/NR/AA	441,443
1,835,000	5.000%, 04/01/21 AMBAC Insured	A1/NR/AA	1,918,676
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,540,185

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Basic Service Revenue Bonds (continued)
	Glendale Water & Sewer Revenue
$1,670,000	4.750%, 07/01/24 AGMC Insured	Aa3/AA/NR	$1,820,500
2,000,000	5.000%, 07/01/28 AMBAC Insured	Aa3/AA/NR	2,046,660
	Glendale Western Loop 101 Public Facilities Excise
	Tax Revenue Bonds
1,000,000	6.250%, 07/01/38	A2/AA/NR	1,027,760
	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,860,845
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA-/NR	679,044
	Greater Arizona Development Authority Revenue
	Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	2,146,660
500,000	5.000%, 08/01/24	NR/A/NR	531,900
2,000,000	5.000%, 08/01/28	A1/AA-/NR	2,026,160
1,200,000	5.500%, 08/01/29	A1/AA-/NR	1,239,684
1,200,000	5.000%, 08/01/29	A1/AA-/NR	1,259,304
	La Paz Co. Excise Tax Revenue
250,000	4.750%, 07/01/36 AGMC Insured	NR/AA-/NR	246,438
	Page, Arizona Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,209,838
	Phoenix Civic Improvement Corp. Wastewater
	Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG FGIC Insured	Aa2/AAA/NR	1,935,360
1,095,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA+/NR	1,173,544
	Phoenix Civic Improvement Corp. Water System
	Revenue Bonds
2,000,000	5.000%, 07/01/25	Aa2/AAA/NR	2,280,900
	Phoenix Street & Highway User Revenue Bonds
2,925,000	zero coupon, 07/01/13 NPFG FGIC Insured	Aa3/BBB/NR	2,830,406
	Pima Co. Sewer Revenue System
1,000,000	5.000%, 07/01/26	NR/A+/AA-	1,117,650
	Pinal Co. Revenue Obligations Refunding Bonds
1,755,000	4.000%, 08/01/17	NR/AA-/NR	1,931,395

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Basic Service Revenue Bonds (continued)
	Rio Nuevo Facilities District (Tucson) Excise Tax
	Revenue Bonds
$1,500,000	6.500%, 07/15/24 AGMC Insured	Aa3/AA-/A	$1,756,740
	Scottsdale Municipal Property Corp. Water & Sewer
	Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,211,900
	Tempe Excise Tax Revenue Bonds
2,000,000	5.250%, 07/01/19 (pre-refunded)	Aa1/AAA/NR	2,145,400
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,082,170
	Tucson Water System Revenue Bonds
2,200,000	5.500%, 07/01/18 NPFG FGIC Insured	Aa2/AA-/AA	2,295,634
	Yuma Municipal Property Corp. Utility System
	Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A1/A+/AA-	765,548
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+/AA-	544,685
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+/AA-	1,069,680
	Total Basic Service Revenue Bonds		56,111,550

	Higher Education Revenue Bonds (4.9%)
	Arizona Board of Regents-Northern Arizona
	University System
1,115,000	5.000%, 06/01/22 NPFG Insured	A1/A+/NR	1,213,287
1,200,000	5.500%, 06/01/34 FGIC Insured (pre-refunded)	A1/A+/NR	1,341,444
	Arizona Board of Regents-University of Arizona
	System
2,385,000	5.000%, 06/01/21 NPFG FGIC Insured	Aa2/AA/NR	2,494,495
	Cochise Co. Community College District
1,740,000	5.125%, 07/01/26 AGMC Insured	Aa3/NR/NR	1,942,414
1,825,000	5.125%, 07/01/28 AGMC Insured	Aa3/NR/NR	2,008,047
	Glendale Industrial Development Authority
	(Midwestern University)
550,000	5.250%, 05/15/13	NR/A-/NR	575,542
1,010,000	5.250%, 05/15/14	NR/A-/NR	1,083,366

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education Revenue Bonds (continued)
	Maricopa Co. Community College District
$2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	$2,257,620
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	543,280
	Yavapai Co. Community College District
115,000	6.000%, 07/01/12	NR/A/NR	115,000
1,000,000	4.875%, 07/01/25 AGMC Insured	Aa3/AA-/NR	1,089,120
	Total Higher Education Revenue Bonds		14,663,615

	Hospital Revenue Bonds (17.8%)
	Arizona Health Facilities Authority (Banner Health)
500,000	5.500%, 01/01/21	NR/AA-/AA-	573,365
2,985,000	5.375%, 01/01/32	NR/AA-/AA-	3,152,817
	Arizona Health Facilities Authority (Blood Systems)
500,000	4.750%, 04/01/25	NR/A/NR	501,125
	Arizona Health Facilities Authority (Catholic
	Healthcare West)
2,000,000	5.250%, 03/01/39	A2/A/A+	2,048,040
	Arizona Health Facilities Authority (Phoenix
	Children’s Hospital)
1,000,000	5.375%, 02/15/18 (pre-refunded)	NR/NR/NR*	1,015,630
	Arizona Health Facilities Authority (Samaritan Health)
1,435,000	5.625%, 12/01/15 NPFG Insured ETM	NR/BBB/NR	1,586,995
	Arizona Health Facilities Authority (Yavapai Regional
	Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	Aa3/NR/NR	1,615,380
	Arizona Health Facilities Authority Hospital System
	(John C. Lincoln Hospital)
1,330,000	5.750%, 12/01/32 (pre-refunded)	NR/BBB/NR	1,406,236
	Flagstaff Industrial Development Authority (Northern
	Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,816,116
	Glendale Industrial Development Authority (John C.
	Lincoln Hospital)
1,000,000	5.250%, 12/01/22	NR/BBB/NR	1,002,050

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital Revenue Bonds (continued)
	Glendale Industrial Development Authority (John C.
	Lincoln Hospital) (continued)
$1,000,000	4.700%, 12/01/28	NR/BBB/NR	$898,370
1,000,000	5.000%, 12/01/35	NR/BBB/NR	894,800
1,500,000	5.000%, 12/01/42	NR/BBB/NR	1,310,955
	Maricopa Co. Hospital Revenue (Sun Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	3,805,941
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,810,695
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,676,969
	Maricopa Co. Industrial Development Authority
	(Catholic Healthcare West-St. Joseph’s Hospital)
3,500,000	5.375%, 07/01/23	A2/A/A+	3,731,735
5,740,000	5.250%, 07/01/32	A2/A/A+	5,882,754
	Mesa Industrial Development Authority (Lutheran
	Health System)
865,000	5.000%, 01/01/19 NPFG Insured	Baa2/AA-/AA-	867,621
	Phoenix Industrial Development Authority (John C.
	Lincoln Hospital)
1,270,000	5.500%, 12/01/13 AGMC Insured	Aa3/AA-/NR	1,273,137
	Scottsdale Industrial Development Authority
	(Scottsdale Healthcare System)
380,000	5.500%, 09/01/12 AMBAC Insured ETM	NR/NR/NR*	392,597
1,000,000	5.000%, 09/01/18	A3/A-/A-	1,109,620
5,000,000	5.250%, 09/01/30	A3/A-/A-	5,031,900
	University Medical Center Hospital Revenue Bonds
4,790,000	5.000%, 07/01/35	Baa1/BBB+/NR	4,512,372
700,000	6.500%, 07/01/39	Baa1/BBB+/NR	757,204
250,000	6.000%, 07/01/39	Baa1/BBB+/NR	265,405
	Yavapai Co. Industrial Development Authority
	(Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA-/NR	554,655
500,000	5.250%, 10/01/26	NR/AA-/NR	549,125

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital Revenue Bonds (continued)
	Yavapai Co. Industrial Development Authority
	(Yavapai Regional Medical Center)
$485,000	5.125%, 12/01/13 AGMC Insured	NR/AA-/BBB+	$486,382
500,000	6.000%, 08/01/33	Baa2/NR/BBB+	503,480
1,250,000	5.625%, 08/01/37	Baa2/NR/BBB+	1,220,963
	Total Hospital Revenue Bonds		53,254,434

	Lease Revenue Bonds (14.7%)
	Arizona School Facilities Board COP
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,400,920
	Cave Creek COP
365,000	5.750%, 07/01/19	NR/A/NR	369,015
	Gilbert Public Facilities Municipal Property Corp.
1,000,000	4.900%, 07/01/21 AMBAC Insured (pre-refunded)	Aa2/AA/AA	1,022,800
850,000	5.000%, 07/01/23	Aa2/AA/NR	966,314
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,404,087
	Gilbert Water Resource Municipal Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa2/A+/AA-	2,073,480
	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,657,245
1,000,000	6.000%, 07/01/31	Aa3/AA-/NR	1,108,490
	Green Valley Municipal Property Corp.
1,250,000	5.250%, 07/01/33	NR/A+/NR	1,281,163
	Marana Municipal Property Corp.
1,110,000	5.125%, 07/01/28	NR/AA/AA-	1,110,810
	Mohave Co. Industrial Development Authority
	Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,124,540
	Navajo Co. Municipal Property Corp.
1,000,000	6.250%, 07/01/20 ACA Insured	NR/NR/NR*	980,050
	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A2/AA/NR	1,028,940
	Oro Valley Municipal Property Corp.
1,000,000	5.000%, 07/01/23 NPFG Insured	Baa2/AA-/AA-	1,023,620

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)
		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease Revenue Bonds (continued)
	Phoenix Civic Improvement Corp. (Civic Plaza)
$1,000,000	zero coupon, 07/01/23 NPFG FGIC Insured
	(converts to 5.50% coupon on 7/01/13)	Aa3/AA/NR	$1,108,750
2,000,000	zero coupon, 07/01/27 BHAC Insured (converts to
	5.50% coupon on 7/01/13)	Aa1/AA+/NR	2,240,120
2,000,000	zero coupon, 07/01/30 BHAC Insured	Aa1/AA+/NR	2,206,000
2,000,000	zero coupon, 07/01/33 NPFG FGIC Insured	Aa3/AA/NR	2,084,560
	Phoenix Industrial Development Authority
	Government Office Lease Revenue Refunding
	Capitol Mall LLC Project
2,040,000	5.000%, 09/15/21 AMBAC Insured	A1/A+/NR	2,139,307
	Pima Co. COP
300,000	5.000%, 07/01/15 AMBAC Insured	Aa3/A+/NR	324,492
	Pinal Co. COP
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,400,286
2,250,000	5.000%, 12/01/29	NR/A+/A+	2,281,455
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,432,721
	Pinetop Fire District COP
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,028,640
	Scottsdale Municipal Property Corp. Excise Tax
	Revenue Bonds.
3,000,000	zero coupon, 07/01/20 AMBAC Insured (converts
	to 4.50% coupon on 07/01/13)	Aa1/AAA/AAA	3,085,980
	Sierra Vista Municipal Property Corp.
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,063,920
	State of Arizona COP Department Administration
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA-/NR	740,243
	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AA-/NR	2,144,140
	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A/NR	316,529
	Total Lease Revenue Bonds		44,148,617

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Mortgage Revenue Bonds (6.2%)
	Agua Fria Ranch Community Facilities District
$600,000	5.800%, 07/15/30**	NR/NR/NR*	$534,996
	Arizona Capital Facilities Finance Corp. Arizona
	State Student Housing
1,000,000	6.125%, 09/01/20	Baa3/NR/NR	1,000,350
	DC Ranch Community Facilities District
390,000	6.500%, 07/15/24**	NR/NR/NR*	390,257
500,000	5.000%, 07/15/27 AMBAC Insured**	A1/NR/NR	506,295
	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-/NR	1,959,160
	Maricopa Co. Industrial Development Authority
	Multi-Family Mortgage Revenue Bonds (National
	Health Project)
1,300,000	5.500%, 01/01/18 AGMC Insured ETM	Aa3/AA-/NR	1,505,920
	Maricopa Co. Industrial Development Authority
	Single Family Mortgage Revenue Bonds
4,620,000	zero coupon, 02/01/16 ETM	Aaa/AA+/NR	4,421,756
3,565,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,360,119
	Pima Co. Industrial Development Authority Single
	Family Mortgage Revenue
80,000	6.500%, 02/01/17	A2/NR/NR	80,058
	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR/NR*	477,965
930,000	6.050%, 07/15/32	NR/NR/NR*	821,636
	South Campus Project Arizona State University
	Student Housing
1,205,000	5.625%, 09/01/28 NPFG Insured	Baa2/BBB/NR	1,215,206
	Southern Arizona Capital Facilities Finance Corp.
	University of Arizona Student Housing
1,000,000	5.100%, 09/01/33 NPFG Insured (pre-refunded)	NR/BBB/NR	1,031,880
	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	585,354
490,000	5.125%, 07/15/30 (pre-refunded)	NR/NR/NR*	563,387
	Total Mortgage Revenue Bonds		18,454,339

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility Revenue Bonds (11.2%)
	Arizona Power Authority (Hoover Dam Project)
$1,500,000	5.250%, 10/01/15	Aa2/AA/NR	$1,723,815
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	4,136,860
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,472,882
	Arizona Water Infrastructure Finance Authority
650,000	5.000%, 10/01/22	Aaa/AAA/AAA	713,388
3,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	3,951,395
	Maricopa Co. Pollution Control (Arizona Public
	Service)
400,000	6.000%, 05/01/29	Baa2/BBB/BBB	436,308
	Maricopa Co. Pollution Control (Southern California
	Edison Co.)
1,000,000	5.000%, 06/01/35	A1/A/A+	1,048,180
	Mesa Utility System
2,000,000	5.000%, 07/01/35	Aa2/AA-/NR	2,163,180
	Navajo Co. Pollution Control (Arizona Public Service)
1,000,000	5.500%, 06/01/34	Baa2/BBB/NR	1,082,270
	Pinal Co. Electrical District No. 3, Electrical System
	Revenue Refunding
250,000	5.250%, 07/01/36	NR/A+/NR	260,428
	Salt River Project Agricultural Improvement and
	Power Revenue Bonds
660,000	5.250%, 01/01/15 (pre-refunded)	Aa1/AA/NR	666,600
1,700,000	5.250%, 01/01/19 (pre-refunded)	Aa1/NR/NR	1,717,000
1,300,000	5.250%, 01/01/19 (pre-refunded)	Aa1/AA/NR	1,313,000
780,000	5.000%, 01/01/23 (pre-refunded)	Aa1/AA/NR	787,800
400,000	5.000%, 01/01/23 (pre-refunded)	Aa1/NR/NR	404,000
1,000,000	5.000%, 01/01/25 (pre-refunded)	Aa1/AA/NR	1,046,270
2,000,000	5.000%, 01/01/28	Aa1/AA/NR	2,316,380
385,000	5.000%, 01/01/31	Aa1/AA/NR	394,991
365,000	5.000%, 01/01/31 (pre-refunded)	Aa1/AA/NR	368,650
195,000	5.000%, 01/01/31 (pre-refunded)	NR/NR/NR*	204,023

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

			Rating
Principal			Moody’s, S&P
Amount		Revenue Bonds (continued)	and Fitch	Value

		Utility Revenue Bonds (continued)
		Salt River Project Agricultural Improvement and
		Power Revenue Bonds (continued)
$110,000		5.000%, 01/01/31 (pre-refunded)	Aa1/NR/NR	$111,100
1,975,000		5.000%, 01/01/33	Aa1/AA/NR	2,117,259
2,000,000		5.000%, 01/01/37	Aa1/AA/NR	2,087,300
		Salt Verde Finance Corp. Gas Revenue
3,000,000		5.250%, 12/01/28	A3/A-/NR	2,986,530
		Total Utility Revenue Bonds		33,509,609

		Total Revenue Bonds		226,957,750

		U.S. Territories (3.1%)
		Puerto Rico General Obligation
1,500,000		5.750%, 07/01/41	Baa1/BBB/BBB+	1,585,335
		Puerto Rico Public Buildings Authority Revenue
1,000,000		5.250%, 07/01/13 XLCA Insured	Baa1/BBB-/NR	1,053,340
2,000,000		7.000%, 07/01/21	Baa1/BBB/NR	2,234,880
3,000,000		6.000%, 07/01/41	Baa1/BBB/BBB+	3,191,820
		Puerto Rico Public Buildings Authority Revenue,
		Refunding Government Facilities
1,000,000		5.750%, 07/01/18	Baa1/BBB-/NR	1,123,430
		Total U.S. Territories		9,188,805
		Total Investments (cost $281,754,948 – note 4)	100.5%	300,706,324
		Other assets less liabilities	(0.5)	(1,361,931)
		Net Assets	100.0%	$299,344,393

	*
Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or credit rating agency) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

	**	Illiquid security: Considered illiquid because of restrictions as to sale. The securities represent 0.5% of net assets.

     TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

Percent of
Portfolio Distribution By Quality Rating	of Investments1
Aaa of Moody’s or AAA of S&P or Fitch	11.1%
Pre-refunded bonds2/ETM Bonds	12.9
Aa of Moody’s or AA of S&P or Fitch	42.2
A of Moody’s or S&P or Fitch	22.4
Baa of Moody’s or BBB of S&P or Fitch	9.0
Not Rated*	2 .4
100.0%

1	Where applicable, calculated using the highest rating of the three NRSROs.
2	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

P ORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated
XCLA - XL Capital Assurance

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2011 (unaudited)

ASSETS
Investments at value (cost $281,754,948)	$300,706,324
Cash	1,807,472
Interest receivable	5,313,042
Receivable for Trust shares sold	386,458
Other assets	29,121
Total assets	308,242,417
LIABILITIES
Payable for investment securities purchased	7,535,250
Dividends payable	986,225
Payable for Trust shares redeemed	210,949
Management fee payable	100,876
Distribution and service fees payable	4,732
Accrued expenses	59,992
Total liabilities	8,898,024
NET ASSETS	$299,344,393

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$278,737
Additional paid-in capital	281,188,311
Net unrealized appreciation on investments (note 4)	18,951,376
Accumulated net realized loss on investments	(1,561,913)
Undistributed net investment income	487,882
	$299,344,393

CLASS A
Net Assets	$269,461,679
Capital shares outstanding	25,093,012
Net asset value and redemption price per share	$10.74
Maximum offering price per share (100/96 of $10.74 adjusted to nearest cent)	$11.19

CLASS C
Net Assets	$17,190,785
Capital shares outstanding	1,600,930
Net asset value and offering price per share	$10.74
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.74	*

CLASS Y
Net Assets	$12,691,929
Capital shares outstanding	1,179,748
Net asset value, offering and redemption price per share	$10.76

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2011 (unaudited)

Investment Income:

Interest income		$6,749,799

Expenses:

Management fee (note 3)	$587,499
Distribution and service fees (note 3)	280,429
Trustees’ fees and expenses (note 8)	66,566
Transfer and shareholder servicing agent fees	64,764
Legal fees	44,264
Shareholders’ reports and proxy statements	23,691
Registration fees and dues	12,564
Auditing and tax fees	11,997
Custodian fees (note 6)	11,647
Insurance	6,349
Chief compliance officer services (note 3)	2,271
Miscellaneous	23,277
Total expenses	1,135,318

Expenses paid indirectly (note 6)	(6)
Net expenses		1,135,312
Net investment income		5,614,487

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	(188,454)
Change in unrealized appreciation on investments	10,332,767

Net realized and unrealized gain (loss) on investments		10,144,313
Net change in net assets resulting from operations		$15,758,800

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2011	Year Ended
	(unaudited)	June 30, 2011
OPERATIONS:
Net investment income	$5,614,487	$12,461,303
Net realized gain (loss) from securities transactions	(188,454)	734,094
Change in unrealized appreciation on investments	10,332,767	(5,770,744)
Change in net assets resulting from operations	15,758,800	7,424,653

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(5,054,483)	(11,313,279)

Class C Shares:
Net investment income	(238,527)	(500,441)

Class Y Shares:
Net investment income	(236,280)	(481,675)
Change in net assets from distributions	(5,529,290)	(12,295,395)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	23,119,284	25,333,911
Reinvested dividends and distributions	2,988,400	6,729,556
Cost of shares redeemed	(23,689,810)	(62,569,822)
Change in net assets from capital share transactions	2,417,874	(30,506,355)

Change in net assets	12,647,384	(35,377,097)

NET ASSETS:
Beginning of period	286,697,009	322,074,106

End of period*	$299,344,393	$286,697,009

*Includes undistributed net investment income of:	$487,882	$402,685

See accompanying notes to financial statements.

     TAX-FREE TRUST OF ARIZONA NOTES
NOTES TO FINANCIAL STATEMENTS STATEMENTS(continued)
DECEMBER 31, 2011 (unaudited)

1. Organization

     Tax-Free Trust of Arizona (the “Trust”), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On October 31, 1997, the Trust established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

     TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

b)
Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs —
M unicipal Bonds*	300,706,324
Level 3 – Significant Unobservable Inputs	—
Total	$300,706,324

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2008-2010) or expected to be taken in the Trust’s 2011 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Accounting pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these updates and amendments may have on the Trust’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager’s services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the

     Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust’s net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”) including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended December 31, 2011, distribution fees on Class A Shares amounted to $199,150, of which the Distributor retained $12,278.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended December 31, 2011, amounted to $60,959. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended December 31, 2011, amounted to $20,320. The total of these payments with respect to Class C Shares amounted to $81,279, of which the Distributor retained $16,416.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares.  Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended December 31, 2011, total commissions on sales of Class A Shares amounted to $159,320, of which the Distributor received $28,882.

4. Purchases and Sales of Securities

     During the six months ended December 31, 2011, purchases of securities and proceeds from the sales of securities aggregated $34,502,655 and $27,516,802, respectively.

At December 31, 2011, the aggregate tax cost for all securities was $281,299,482. At December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $20,104,102 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $697,260 for a net unrealized appreciation of $19,406,842.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 2011, the Trust had 3.1% of its net assets invested in five such municipal issues.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

7. Capital Share Transactions

     Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended December 31, 2011		Year Ended
	(unaudited)		June 30, 2011
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,397,838	$14,809,667	1,480,617	$15,487,506
Reinvested distributions	262,046	2,769,693	595,194	6,195,277
Cost of shares redeemed	(1,675,666)	(17,702,369)	(5,099,423)	(52,329,213)
Net change	(15,782)	(123,009)	(3,023,612)	(30,646,430)
Class C Shares:
Proceeds from shares sold	632,831	6,694,667	594,288	6,259,149
Reinvested distributions	13,211	139,613	30,987	322,074
Cost of shares redeemed	(509,240)	(5,382,463)	(490,191)	(5,033,236)
Net change	136,802	1,451,817	135,084	1,547,987
Class Y Shares:
Proceeds from shares sold	152,513	1,614,950	343,379	3,587,256
Reinvested distributions	7,476	79,094	20,292	212,205
Cost of shares redeemed	(57,311)	(604,978)	(499,569)	(5,207,373)
Net change	102,678	1,089,066	(135,898)	(1,407,912)
Total transactions in Trust
shares	223,698	$2,417,874	(3,024,426)	$(30,506,355)

8. Trustees’ Fees and Expenses

     At December 31, 2011 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended December 31, 2011 was $50,433. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended December 31, 2011, such meeting-related expenses amounted to $16,133.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net assets per share. For the year ended June 30, 2011, the Trust decreased undistributed net income by $32,455 and increased additional paid-in capital by $32,455 due to book/tax differences. At June 30, 2011 the Trust had a capital loss carryover of $1,373,458 which expires in 2018. Carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

The tax character of distributions:

	Year Ended June 30,
	2011	2010
Net tax-exempt income	$12,265,415	$12,749,290
Ordinary income	29,980	177,004
Long-term capital gain	–	92,354
	$12,295,395	$13,018,648

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$111,924
Accumulated net realized loss on investments	(1,373,459)
Unrealized appreciation	9,021,294
Other temporary differences	(111,924)
$7,647,835

The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

Since December 2007, the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the majority of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

TAX-FREE TRUST OF ARIZONA
     FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended
	12/31/11		Year Ended June 30,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.37		$10.50	$10.14	$10.19	$10.40	$10.45
Income from investment operations:
Net investment income	0.20	(1)	0.42 (1)	0.43 (1)	0.43 (1)	0.43 (1)	0.43 (2)
Net gain (loss) on securities (both realized and unrealized)	0.37		(0.13)	0.36	(0.05)	(0.17)	–
Total from investment operations	0.57		0.29	0.79	0.38	0.26	0.43
Less distributions (note 10):
Dividends from net investment income	(0.20)		(0.42)	(0.43)	(0.43)	(0.43)	(0.43)
Distributions from capital gains	–		–	– (3)	–	(0.04)	(0.05)
Total distributions	(0.20)		(0.42)	(0.43)	(0.43)	(0.47)	(0.48)
Net asset value, end of period	$10.74		$10.37	$10.50	$10.14	$10.19	$10.40
Total return (not reflecting sales charge)	5.57	%(4)	2.80%	7.87%	3.86%	2.52%	4.11%
Ratios/supplemental data
Net assets, end of period (in millions)	$269		$260	$295	$289	$301	$318
Ratio of expenses to average net assets	0.73	% (5)	0.73%	0.74%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	3.88	%(5)	4.07%	4.08%	4.26%	4.13%	4.00%
Portfolio turnover rate	10	%(4)	12.28%	14.22%	18.55%	17.72%	13.63%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.73	%(5)	0.73%	0.74%	0.74%	0.74%	0.74%
_____________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Per share amounts have been calculated using the monthly average shares method. (3) Amount represents less than $0.01.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C												Class Y
	Six Months												Six Months
	Ended		Year Ended June 30,										Ended		Year Ended June 30,
	12/31/11												12/31/11
	(unaudited)		2011		2010		2009		2008		2007		(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.37		$10.50		$10.14		$10.19		$10.40		$10.45		$10.39		$10.52	$10.16	$10.21	$10.42	$10.48
Income from investment operations
Net investment income	0.16	(1)	0.33	(1)	0.33	(1)	0.34	(1)	0.34	(1)	0.34	(2)	0.21	(1)	0.44 (1)	0.44 (1)	0.44 (1)	0.44 (1)	0.44 (2)
Net gain (loss) on securities (both realized and unrealized)	0.37		(0.13)		0.37		(0.05)		(0.17)		–		0.37		(0.14)	0.36	(0.05)	(0.17)	(0.01)
Total from investment operations	0.53		0.20		0.70		0.29		0.17		0.34		0.58		0.30	0.80	0.39	0.27	0.43
Less distributions (note 10):
Dividends from net investment income	(0.16)		(0.33)		(0.34	) .	(0.34)		(0 34)		(0.34)		(0.21)		(0.43)	(0.44)	(0.44)	(0.44)	(0.44)
Distributions from capital gains	–		–		–	(3)	–		(0.04)		(0.05)		–		–	– (3)	–	(0.04)	(0.05)
Total distributions	(0.16)		(0.33)		(0.34)		(0.34)		(0.38)		(0.39	) .	(0.21)		(0.43)	(0.44)	(0.44)	(0.48)	(0.49)
Net asset value, end of period	$10.74		$10.37		$10.50		$10.14		$10.19		$10.40		$10.76		$10.39	$10.52	$10.16	$10.21	$10.42
Total return	5.11	%(4)(5)	1.93	%(4)	6.95	%(4)	2.98	%(4)	1.65	%(4)	3.23	%(4)	5.64	%(5)	2.95%	8.02%	4.02%	2.68%	4.16%
Ratios/supplemental data
Net assets, end of period (in millions)	$17		$15		$14		$7		$6		$7		$13		$11	$13	$10	$7	$3
Ratio of expenses to average net assets	1.58	%(6)	1.57%		1.58%		1.60%		1.60%		1.60%		0.58	%(6)	0.58%	0.59%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	3.00	%(6)	3.21%		3.19%		3.38%		3.27%		3.15%		4.02	%(6)	4.22%	4.22%	4.39%	4.24%	4.14%
Portfolio turnover rate	10	%(5)	12%		14%		19%		18%		14%		10	%(5)	12%	14%	19%	18%	14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.58	%(6)	1.57%		1.58%		1.59%		1.59%		1.59%		0.58	%(6)	0.58%	0.59%	0.59%	0.59%	0.59%
_____________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Amount represents less than $0.01.
(4) Not reflecting CDSC.
(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on July 1, 2011 and held for the six months ended December 31 , 2011.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended December 31, 2011

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	5.57%	$1,000.00	$1,055.70	$3.77
Class C	5.11%	$1,000.00	$1,051.10	$8.15
Class Y	5.64%	$1,000.00	$1,056.40	$3.00

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.73%, 1.58% and 0.58% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to

     Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.
Six months ended December 31, 2011

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.47	$3.71
Class C	5.00%	$1,000.00	$1,017.19	$8.01
Class Y	5.00%	$1,000.00	$1,022.22	$2.95

(1)
Expenses are equal to the annualized expense ratio of 0.73%, 1.58% and 0.58% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the “Trust”) was held on

     November 3, 2011. The holders of shares representing 60% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).
1.	To elect Trustees.

	Dollar Amount of Votes:
Trustee	For	Withheld
Tucker Hart Adams	$174,427,884	$1,227,864
Ernest Calderón	$174,286,087	$1,369,661
Thomas A. Christopher	$174,665,445	$990,303
Gary C. Cornia	$174,686,849	$968,899
Grady Gammage, Jr.	$174,288,297	$1,367,451
Diana P. Herrmann	$173,664,645	$1,991,103
Lyle W. Hillyard	$174,112,370	$1,543,389
John C. Lucking	$174,338,229	$1,317,519
Anne J. Mills	$174,203,039	$1,452,709

2.	To ratify the selection of Tait, Weller & Baker LLP as the Trust’s independent registered publicaccounting firm.

Dollar Amount of Votes:
For	Against	Abstain
$173,017,973	$221,399	$2,416,376

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Trust publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2011 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the fiscal year ended June 30, 2011, $12,265,415 of dividends paid by Tax-Free Trust of Arizona, constituting 99.76% of total dividends paid during the fiscal year ended June 30, 2011, were exempt-interest dividends; and the balance was ordinary dividend income.

     Prior to February 15, 2012, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2011 calendar year.

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

     Contract review materials were provided to the Trustees in August 2011. In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting.

     At a meeting held in September, 2011, based on their evaluation of the information provided by the Manager, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until October 31, 2012. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement. The Trustees also reviewed the Manager’s investment approach for the Trust and its research process. The Trustees considered the personnel of the Manager who provide investment management services to the Trust. The Manager has employed Mr. Todd Curtis as portfolio manager for the Trust and has established facilities for credit analysis of the Trust’s portfolio securities. Mr. Curtis, based in Phoenix, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust’s portfolio, with which to assess the Trust as an investment vehicle for residents of Arizona in light of prevailing interest rates and local economic conditions.

     The Trustees considered that the Manager had provided all advisory and administrative services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital.

     The Manager has additionally provided all administrative services to the Trust and provided the Trust with personnel (including Trust officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust and the Manager.

     The Trustees reviewed each aspect of the Trust’s performance and compared its performance with that of its local competitors, its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide), and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. It was noted that the materials provided by the Manager indicated that the Trust’s three, five and ten year average annual returns were comparable to the returns of in-state Arizona municipal bond funds and the performance of the Trust’s Morningstar peer group, but that the Trust’s performance lagged the performance of its benchmark index. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. Additionally, the Trustees noted that the Trust’s net asset value generally fluctuated modestly compared to the local competitors. The Trustees considered these results to be consistent with the investment objectives of the Trust.

     The Trustees concluded that the performance of the Trust was competitive, in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of theAdvisoryAgreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Trust.

     The information provided by the Manager in connection with renewal contained advisory fee and expense data for the Trust and its local competitors as well as data for its Morningstar peer group, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager and to Aquila Distributors, Inc. (the “Distributor”) of its services to the Trust.

     The Trustees compared the advisory fee and expense data with respect to the Trust to similar data about other funds that they found to be relevant. The Trustees concluded that the advisory fee and expenses of the Trust were similar to and were reasonable as compared to those advisory fees and expenses being paid by the Trust’s Morningstar peer group and by the Trust’s local competitors and also that the advisory fee was reasonable in relation to the nature and quality of the services provided by the Manager to the Trust.

     The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the management of the Trust. The Trustees also considered information regarding the profitability of the Distributor with respect to distribution services provided to the Trust. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows.

     Data provided to the Trustees showed that the Trust’s asset size had declined during the past fiscal year due to the recent turmoil in the municipal bond market. The Trustees also noted that the materials indicated that the Trust’s fees are already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Trustees that the Advisory Agreement should be renewed without the addition of breakpoints at this time.

Benefits derived or to be derived by the Manager and its affiliates from the relationship with the Trust.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Grady Gammage, Jr., Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking
Anne J. Mills

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Todd W. Curtis, Senior Vice President and Portfolio Manager
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Alan R. Stockman, Senior Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
President and Trustee March 7, 2012

By:	/s/ Joseph P. DiMaggio
March 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee March 7, 2012

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer March 7, 2012

TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.